PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	¥ 88,692	$ 12,859	¥ 64,288	¥ 55,030
Tangible asset impairment charges	0		0	0
Impairment write off	0		2,645	0
Equipment under operating lease, cost	128,486		105,980		$ 18,629
Equipment under operating lease, accumulated depreciation	100,681		78,247		14,597
Property and equipment pledged as collateral for other borrowings	412,683		361,806		59,833
Property and equipment pledged to secure bank and other borrowings	1,754,217		1,709,761		$ 254,338
Hospital
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of intangible assets (Excluding Goodwill)	0		0	0
Impairment write off	0		¥ 0	¥ 0
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT, NET
Decrease in amount	¥ 169,289	$ 24,545